VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

In 2016, we closed the Non-Recourse U.S. SPV facility, whereby certain loan receivables were sold to wholly-owned, bankruptcy-remote special purpose subsidiaries ("VIEs") and additional debt was incurred through the ABL facility and the Non-Recourse U.S. SPV facility that was collateralized by these underlying loan receivables. This facility was extinguished in October 2018 as a result of the issuance of the 8.25% Senior Secured Notes (see Note 10, "Long-Term Debt" for further discussion).

In August 2018, we closed a second financing facility, the Non-Recourse Canada SPV facility, whereby certain loan receivables were sold to wholly-owned VIEs and additional debt was incurred through the ABL facility and the Non-Recourse Canada SPV facility that was collateralized by these underlying loan receivables.

We have determined that we are the primary beneficiary of the VIEs and are required to consolidate them. We include the assets and liabilities related to the VIEs in our Consolidated Financial Statements. As required, we parenthetically disclose on our Consolidated Balance Sheets the VIEs’ assets that can only be used to settle the VIEs' obligations and liabilities if the VIEs’ creditors have no recourse against our general credit.

The carrying amounts of consolidated VIEs' assets and liabilities associated with our special purpose subsidiaries were as follows:

(in thousands)	December 31, 2018(1)	December 31, 2017(1)
Assets
Restricted cash	$12,840	$6,871
Loans receivable less allowance for loan losses	136,187	167,706
Total Assets	$149,027	$174,577
Liabilities
Accounts payable and accrued liabilities	$4,980	$12
Deferred revenue	40	—
Accrued interest	831	1,266
Long-term debt	107,479	120,402
Total Liabilities	$113,330	$121,680
(1) VIE balances as of December 31, 2018 reflect the Non-Recourse Canada SPV facility whereas December 31, 2017 balances reflect the Non-Recourse U.S. SPV facility.